Transactions with Affiliates and Container Investors	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors

(6) Transactions with Affiliates and Container Investors

Due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days. Due from affiliates, net of $1,880 and $1,692, as of December 31, 2019 and 2018, respectively, represents lease rentals on containers collected on behalf of and payable to the Company from the Company’s container manager, net of direct container expenses and management fees, and the Company’s advance of equipment purchases paid on behalf of an affiliated container investor.

Total fees earned from management of the containers, including acquisition fees and sales commissions during 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Fees from affiliated Container Investors	$3,527	$3,575	$2,994
Fees from unaffiliated Container Investors	11,374	11,334	10,073
Fees from Container Investors	14,901	14,909	13,067
Other fees	338	1,970	1,927
Total management fees	$15,239	$16,879	$14,994

The following table provides a summary of due to container investors, net at December 31, 2019 and 2018:

	2019	2018
Affiliated Container Investors	$—	$5,718
Unaffiliated Container Investors	21,978	24,954
Due to container investors, net	$21,978	$30,672

Accounts receivable - managed fleet	$13,226	$24,003
Prepaid expenses and other current assets - managed fleet	189	470
Accounts payable and accrued expenses - managed fleet	(1,953)	(2,123)
Container contracts payable - managed fleet	-	-
	11,462	22,350
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	10,516	8,322
Due to container investors, net	$21,978	$30,672